Financial Instruments - Summary of Foreign Currency Sensitivity Analysis (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Profit or loss	$ 1,796,641	$ (222,678)	$ (2,181,987)
Equity	$ 18,815	$ 3,135	$ 10,403